Employee Benefit Plans (One Percent Change in Assumed Healthcare Cost Trend Rates) (Details) - Other Postretirement Benefits U.S. Plans $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
One-percentage point change in assumed healthcare cost trend rates [Abstract]
Effect on total of service and interest costs components, one percent increase	$ 12
Effect on total of service and interest costs components, one percent decrease	(10)
Effect of accumulated postretirement benefit obligations, one percent increase	215
Effect of accumulated postretirement benefit obligations, one percent decrease	$ (177)